Other Employee-Related Obligations	12 Months Ended
Dec. 31, 2019
Other Employee-Related Obligations
Other Employee-Related Obligations

(B.5) Other Employee-Related Obligations

y Accounting Policy

As far as the provision for long-term employee benefits is secured by pledged reinsurance coverage, it is offset with the relating plan asset.

Other Employee-Related Liabilities

€ millions	2019			2018
	Current	Non-Current	Total	Current	Non-Current	Total
Other employee-related liabilities	3,038	209	3,247	2,866	185	3,051
/ Other non-financial liabilities	4,818	814	5,632	4,120	501	4,622
Other employee-related liabilities as % of / other non-financial liabilities	63	26	58	70	37	66

Other employee-related liabilities mainly relate to bonus and sales commission obligations, vacation obligations, and employee-related social security obligations.

Other Employee-Related Provisions

€ millions	2019
	Current	Non-Current	Total
Other employee-related provisions as at 1/1/2019	25	52	77
Addition	53	137	190
Utilization	-52	-43	-95
Release	-5	-3	-8
Other employee-related provisions as at 12/31/2019	21	143	164
/ Provisions	268	478	746
Other employee-related provisions as % of / provisions	8	30	22

Employee-related provisions primarily comprise obligations for time credits accumulated in the working time account, severance payments outside restructuring programs, and jubilee expenses. While most of these employee-related provisions could be claimed within the next 12 months, we do not expect the related cash outflows within this time period.